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May 14, 1998



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549



Re:  The Diversified Investors Funds Group
     Post-Effective Amendment No. 12 to Registration Statement on
     Form N-1A under Securities Act File No. 33-61810 and
     Amendment No. 13 to Registration Statement on Form N-1A under the Investment Company Act File No. 811-7674

Ladies and Gentlemen:

     Included in The Diversified Investors Funds Group Post-Effective Amendment No. 12 were two separate prospectuses identified as Stephens Premium Class Shares and Stephens Institutional Class Shares.

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Diversified Investors Funds Group hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 12 (under the 1933 Act) and Amendment No. 13 (under the 1940 Act) to its Registration Statement on form N-1A; and

2. the text of Post-Effective Amendment No. 12 and Amendment No. 13 to Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 28,1998.


Very truly yours,



/s/Catherine a. Mohr